Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Capital expenditures	$ 100,491	$ 17,934	$ 26,105
Deferred rent	398	386	363
Lease operating expense	3,070	2,608	1,459
General and administrative	4,377	1,471	242
Severance and ad valorem taxes	4,678	194	415
Interest expense	10,043	346	192
Derivative payable		428
Other accrued liabilities including derivative payable		432	6
Other accrued liabilities	2,689	4
Total	$ 125,746	$ 23,371	$ 28,782